Consolidated Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Profit or loss [abstract]
Revenue	[1]	£ 13,234.1	£ 13,046.7	[2],[3]	£ 13,146.4	[2],[3]
Costs of services	[2]	(10,825.1)	(10,559.1)	[3]	(10,481.6)	[3]
Gross profit	[2]	2,409.0	2,487.6	[3]	2,664.8	[3]
General and administrative costs	[2]	(1,113.1)	(1,242.3)	[3]	(1,086.9)	[3]
Operating profit	[2]	1,295.9	1,245.3	[3]	1,577.9	[3]
Share of results of associates	[2]	14.7	30.5	[3]	98.0	[3]
Profit before interest and taxation	[2]	1,310.6	1,275.8	[3]	1,675.9	[3]
Finance and investment income	[2]	99.0	98.9	[3]	89.0	[3]
Finance costs	[2]	(359.1)	(279.1)	[3]	(261.9)	[3]
Revaluation and retranslation of financial instruments	[2]	163.8	(76.3)	[3]	391.0	[3]
Profit before taxation	[4]	1,214.3	1,019.3	[5]	1,894.0	[5]
Taxation	[2]	(275.0)	(256.0)	[3],[4]	(83.0)	[3],[4]
Profit for the year from continuing operations	[2]	939.3	763.3	[3]	1,811.0	[3]
Profit for the year from discontinued operations	[2]	10.8	137.8	[3]	248.4	[3]
Profit for the year	[2]	950.1	901.1	[3]	2,059.4	[3]
Attributable to:
Continuing operations	[2]	860.1	698.2	[3]	1,726.6	[3]
Discontinued operations	[2]	(3.8)	126.4	[3]	237.1	[3]
Total Equity holders of the parent	[2]	856.3	824.6	[3]	1,963.7	[3]
Continuing operations	[2]	79.2	65.1	[3]	84.4	[3]
Discontinued operations	[2]	14.6	11.4	[3]	11.3	[3]
Non-controlling interests	[2]	93.8	76.5	[3]	95.7	[3]
Profit for the year	[2]	£ 950.1	£ 901.1	[3]	£ 2,059.4	[3]
Earnings per share
Basic earnings per ordinary share	[2]	£ 0.685	£ 0.661	[3]	£ 1.557	[3]
Diluted earnings per ordinary share	[2]	0.679	0.654	[3]	1.539	[3]
Basic earnings (loss) per share from discontinued operations	[2]	0.685	0.661	[3]	1.557	[3]
Diluted earnings (loss) per share from discontinued operations	[2]	0.679	0.654	[3]	1.539	[3]
Basic earnings (loss) per share from continuing operations	[2]	0.688	0.560	[3]	1.369	[3]
Diluted earnings (loss) per share from continuing operations	[2]	£ 0.682	£ 0.554	[3]	£ 1.353	[3]

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Figures have been restated, as described in the accounting policies.
[3]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[4]	Profit before taxation has been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[5]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies. As a result Data Investment Management is now excluded from the segment analysis.